Combined capital and additional paid in capital (Tables)	12 Months Ended
Dec. 31, 2021
Information on Combined Capital and Additional Paid in Capital [Abstract]
Summary Of Changes In Combined Capital And Additional Paid In Capital

	Number of ordinary shares	Nominal value of ordinary shares	Combined capital	Additional paid-in capital	Total
		USD	RMB	RMB’000	RMB’000
At January 1, 2020 (note i)	1,000	— *	1	79,604	79,604
Issuance of ordinary shares (note ii)	4,000	— *	3	—	—
Contribution of a shareholder (note iii)	—	—	—	68,382	68,382
At December 31, 2020	5,000	1	3	147,986	147,986
At January 1, 2021	5,000	1	3	147,986	147,986
Contribution of a shareholder (note iii)	—	—	—	275,343	275,343
At December 31, 2021	5,000	1	3	423,329	423,329

All issued shares are fully paid as at December 31, 2020 and 2021.

* Representing amount less than US$1.00.

** Representing amount less than RMB1,000.

Notes:

On January 13, 2022, pursuant to shareholders’ resolution, each existing issued and unissued share of US$0.001 each in the share capital of the Company were subdivided into 10 shares of US$0.0001 each (“Share Subdivision”).

(i)
In July 2019, 100 ordinary shares (1,000 ordinary shares in reflection of Share Subdivision) of the Company were allotted and issued to shareholders.
(ii)
On November 19, 2020, 400 ordinary shares (4,000 ordinary shares in reflection of Share Subdivision) of the Company were allotted and issued to Newlink Technology Limited.
(iii)
A shareholder offered financial support during years ended December 31, 2020 and 2021.